11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Current Liabilities Details
Advisory costs	$ 71,387	$ 172,051	$ 0
Travel and hotel costs	0	15,272	0
Development costs	10,577	10,063	0
Management fee	22,784	0	36,057
Interest	9,361	8,451	4,557
Wage tax' return	21,631	15,177	0
Holiday pay allowance/Net salary	6,080	17,648	1,611
Other current liabilities	23,512	18,266	16,045
Accrued expenses and other current liabilities	$ 165,332	$ 256,928	$ 58,270